Stock-based compensation (PSU Assumptions) (Details 4) - Share Units Plan [Member] - PSUs-ROIC - CAD / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity settled awards
Assumptions
Stock price at grant date	CAD 84.55	CAD 76.29	CAD 76.29
Expected stock price volatility	15.00%	15.00%	17.00%
Expected term (years)	3 years	2 years	1 year
Risk-free interest rate	0.45%	1.02%	0.98%
Dividend rate per share (in dollars per share)	CAD 1.25	CAD 1	CAD 1
Weighted-average grant date fair value	CAD 50.87	66.84	75.15
Cash settled awards
Assumptions
Stock price end of period		CAD 77.35	77.35
Expected stock price volatility		23.00%
Expected term (years)		1 year
Risk-free interest rate		0.49%
Dividend rate per share (in dollars per share)		CAD 1.25
Fair value per unit		CAD 66.45	CAD 77.35